Subsequent Events - Additional Information (Detail)			3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 19, 2020 USD ($) Holder shares	Jan. 08, 2020 USD ($)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2020 USD ($)	Jun. 17, 2020 shares
Subsequent Event [Line Items]
Common stock, shares issued			52,151,798	52,151,798	9,073,002
Common Stock, Value, Issued | $			$ 5,000	$ 5,000	$ 1,000
2020 Stock Option and Incentive Plan
Subsequent Event [Line Items]
Common stock, shares issued			2,930,836	2,930,836
Common stock reserved for future issuance							2,930,836
Common Stock
Subsequent Event [Line Items]
Common stock, shares issued			8,425,750	8,425,750
Shares of common stock sold			12,096,442
Common Stock | Private Placement Offering
Subsequent Event [Line Items]
Shares of common stock sold	12,096,442			12,096,442
Common Stock | 2020 Stock Option and Incentive Plan
Subsequent Event [Line Items]
Common stock reserved for future issuance			2,930,836	2,930,836
Subsequent Event [Member]
Subsequent Event [Line Items]
Operating Lease, Payments | $		$ 1.8
SubsequentEventMember		On January 8, 2020, the Company extended its lease on the laboratory and office space in Cambridge, MA through January 2021. Total additional lease payments expected in 2020 and 2021 as a result of the extension were approximately $1.8.
Subsequent Event [Member] | Olivia Ventures Inc
Subsequent Event [Line Items]
Number of holders membership interests cancelled with merger | Holder	15
Number of membership interests cancelled as a result of not accredited investors with merger	131,472
Cash consideration paid for canceling membership units | $	$ 68,000
Subsequent Event [Member] | Common Stock
Subsequent Event [Line Items]
Common stock, shares issued	31,627,139
Subsequent Event [Member] | Common Stock | Private Placement Offering
Subsequent Event [Line Items]
Shares of common stock sold					12,096,442
Common Stock, Value, Issued | $					$ 54,000,000
Common Stock, Par or Stated Value Per Share | $ / shares					$ 5.00
Additional Common Stock To Be Issued					2,000,000
Subsequent Event [Member] | Common Stock | 2020 Stock Option and Incentive Plan
Subsequent Event [Line Items]
Common stock reserved for future issuance	2,930,836
Maximum | Common Stock | Private Placement Offering
Subsequent Event [Line Items]
Shares of common stock sold	14,000,000			14,000,000
Maximum | Subsequent Event [Member] | Olivia Ventures Inc
Subsequent Event [Line Items]
Aggregate Common Shares held by pre-Merger stockholders	5,000,000
Maximum | Subsequent Event [Member] | Common Stock | Private Placement Offering
Subsequent Event [Line Items]
Common stock, shares issued					14,000,000
Maximum | Manufacturing Agreement
Subsequent Event [Line Items]
Payments receivable as certain protocol | $						$ 4,850,000
Minimum [Member] | Subsequent Event [Member] | Olivia Ventures Inc
Subsequent Event [Line Items]
Aggregate number of common stock held by pre-Merger stockholders forfeited and surrendered for cancellation.	4,000,000